Organization and Basis of Presentation (Details Narrative) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 05, 2016	Jun. 27, 2016	Jun. 30, 2016	Dec. 31, 2015	Feb. 25, 2016	Apr. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Shares Authorized			3,895,000,000	3,895,000,000	1,970,000,000	1,970,000,000	3,895,000,000
Reverse stock split	1-for-50	1-for-50 reverse stock split
Working capital deficiency			$ 12,000	$ 10,700			$ 8,100
Stockholders' deficit			(13,350)	(11,842)			$ (8,446)	$ (4,913)
Proceeds from convertible preferred stock and convertible debt			$ 1,900	$ 5,900
February 25, 2016 [Member]
Common Stock, Shares Authorized			3,900,000,000	3,900,000,000
July 5, 2016 [Member]
Reverse stock split			1-for-50 reverse stock split